GreenVision Acquisition Corp. – Reverse Merger (Tables)	12 Months Ended
Dec. 31, 2021
Greenvision Acquisition Corp. Reverse Merger
Schedule of consummation of the business combination

Cash and cash equivalents	$20,281
Subscription receivable – PIPE Investment in the form of cancelation of Helbiz Holdings promissory notes	5,000
Prepaid expenses and other current assets	739
Liability Warrants	(1,958)
Liabilities toward Helbiz	(570)
Accounts payable and accrued expenses	(54)
Net Asset Acquired, excluding Helbiz transaction costs	$23,438

Helbiz transaction costs	(3,046)

Net Asset Acquired from the business combination	20,392